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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               --------------
Check here if Amendment [_]; Amendment Number:
         This Amendment (Check only one.):  [_] is a restatement.
                                            [_]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Satellite Asset Management, L.P.
Address:      10 East 50th Street, 21st Floor
              New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Brian S. Kriftcher
Title:        Chief Operating Officer and Principal
Phone:        (212) 209-2050

Signature, Place, and Date of Signing:


/S/ Brian S. Kriftcher        New York, New York              May 15, 2002
---------------------         -----------------               -------------
[Signature]                   [City, State]                   [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                      -----
Form 13F Information Table Entry Total:                                14
                                                                      -----
Form 13F Information Table Value Total:                              $97,516
                                                                     -------
                                                                    (thousands)

-  - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
CONFIDENTIAL POSITIONS HAVE BEEN OMITTED HEREFROM AND ARE BEING FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION
-  - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE


                                                FORM 13F INFORMATION TABLE
                                                SATELLITE ASSET MANAGEMENT
                                             FOR QUARTER ENDED MARCH 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer         Title of     CUSIP      Value    Shrs or     SH/  Put/ Investment Other              Voting Authority
                       Class                   (x$1000) prn amt     PRN  Call Discretion Managers
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Sole       Shared      None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AETHER SYS INC         NOTE         00808VAA3  14,476   24,000,000  PRN       SOLE                  24,000,000
                       6.000% 3/2
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ALBERTA ENERGY LTD     COM          012873105  13,000      322,360  SH        SOLE                     322,360
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMKOR TECHNOLOGY       NOTE         031652AH3   2,193    3,000,000  PRN       SOLE                   3,000,000
INC                    5.000% 3/1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CANADA LIFE            COM          135113108   6,359      242,360  SH        SOLE                     242,360
FINL CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY           COM          25179M103   4,765      100,000  SH        SOLE                     100,000
CORP NEW
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GENUITY INC            CL A         37248E103   1,796      350,100  SH        SOLE                     350,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INVERNESS MED          COM          46126P106   2,040      112,800  SH        SOLE                     112,800
INNOVATIONS INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP        COM          492386107   8,880      150,000  SH        SOLE                     150,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PREMIERE TECHNOLOGIES  NOTE         74058FAC6  19,838   34,425,000  PRN       SOLE                  34,425,000
INC                    5.750% 7/0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RURAL CELLULAR CORP    CL A         781904107      97       30,000  SH        SOLE                      30,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR                UNIT SER 1   78462F103  11,791      105,000  SH        SOLE                     105,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SOLECTRON CORP         NOTE 5/0     834182AK3   2,508    5,000,000  SH        SOLE                   5,000,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
STORAGE USA INC        COM          861907103   4,491      105,000  SH        SOLE                     105,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL GROUP S A    DBCV 2/1     902118AW8   5,282    8,000,000  SH        SOLE                   8,000,000
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY:  14 DATA RECORDS                      97,516   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
